Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Summary of Valuation of Awards

The grant date fair value of the replacement stock options issued to former Constellation equity holders was determined using the Black Scholes model with the following weighted-average assumptions:

Risk-free interest rates	3.80%
Expected dividend yield	0.0%
Volatility factor	94.78%
Expected life (years)	3.07